Employee Benefit Plans - Summary Represents the Activity Under the Stock Option Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Beginning balance, Weighted Average Exercise Price	$ 16.67	$ 16.67	$ 15.06
Granted, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Exercised, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Forfeited, Weighted Average Exercise Price	$ 16.67		$ 11.85
Ending balance, Weighted Average Exercise Price		$ 16.67	$ 16.67
Beginning balance, Number of Shares	20,808	20,808	31,212
Granted, Number of Shares	0	0	0
Exercised, Number of Shares	0	0	0
Forfeited, Number of Shares	(20,808)		(10,404)
Ending balance, Number of Shares		20,808	20,808